Goodwill and other intangible assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Goodwill and other intangible assets
Gross carrying amounts	¥ 102,915	¥ 103,800
Accumulated amortization	37,900	32,132
Carrying amounts	65,015	71,668
Proprietary technology
Goodwill and other intangible assets
Gross carrying amounts	15,182	15,652
Accumulated amortization	4,444	3,485
Carrying amounts	10,738	12,167
Customer relationships
Goodwill and other intangible assets
Gross carrying amounts	56,430	58,881
Accumulated amortization	16,893	13,934
Carrying amounts	39,537	44,947
Software
Goodwill and other intangible assets
Gross carrying amounts	24,085	21,659
Accumulated amortization	12,676	10,979
Carrying amounts	11,409	10,680
Other
Goodwill and other intangible assets
Gross carrying amounts	7,218	7,608
Accumulated amortization	3,887	3,734
Carrying amounts	¥ 3,331	¥ 3,874